13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 06/30/2006
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2006
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 61
From 13F Information Table Value Total (USD):  161,018,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
Abbott Labs	COM	002824100	803	18411	SH		Sole
Aflac Inc.	COM	001055102	5874	126733	SH		Sole
Altria Group	COM	718154107	1524	20754	SH		Sole
American Express	COM	025816109	6973	131031	SH		Sole
American Int'l Group	COM	026874107	14529	246042	SH		Sole
Ameriprise Financial	COM		886	19841	SH		Sole
Anheuser Busch	COM	035229103	3858	84618	SH		Sole
Bank Of Amer	COM	060505104	852	17722	SH		Sole
Beckman Coulter 	COM	075811109	1613	29035	SH		Sole
Berkshire Hathaway	COM	084670991	1375	15	SH		Sole
Berkshire Hathaway B	COM	084670207	13599	4469	SH		Sole
Bp Plc Adr	COM	055622104	508	7292	SH		Sole
CBS	COM	12490K107	616	22779	SH		Sole
Chevron	COM	166764100	262	4222	SH		Sole
Chubb	COM	171232101	341	6840	SH		Sole
Citigroup Inc	COM	172967101	1381	28625	SH		Sole
Coca-Cola	COM	191216100	2190	50911	SH		Sole
Colgate Palmolive	COM	194162103	6786	113287	SH		Sole
Comcast A	COM	200300200	324	9904	SH		Sole
Comcast Corp A	COM	200300200	11644	355212	SH		Sole
Costco Wholesale	COM	22160K105	7564	132402	SH		Sole
Diageo (Guinness)	COM	25243q205	5280	78165	SH		Sole
Disney	COM	254687106	1229	40953	SH		Sole
Emerson Electric	COM	291011104	1176	14033	SH		Sole
Exxon Mobil	COM	302290101	1676	27320	SH		Sole
Fannie Mae	COM	313586109	3667	76237	SH		Sole
Florida East Coast Inds	COM	340632108	241	4609	SH		Sole
Freddie Mac	COM	313400301	1351	23692	SH		Sole
General Electric	COM	369604103	8186	248364	SH		Sole
Golden Eagle Int'l	COM	380961102	2	100000	SH		Sole
H & R Block	COM	093671105	222	9315	SH		Sole
Hartford Fincl Svcs 	COM	416515104	256	3026	SH		Sole
Home Depot	COM	437076102	1454	40633	SH		Sole
Johnson & Johnson	COM	478160104	1543	25744	SH		Sole
Keycorp Inc	COM	493267108	880	24664	SH		Sole
MarchFirst Inc	COM	566244109	0	83415	SH		Sole
Mercury General Corp	COM	589400100	2779	49293	SH		Sole
Microsoft	COM	594918104	2212	94918	SH		Sole
Nestle Sa Rep Adr	COM	641069406	313	4000	SH		Sole
Pepsico Inc.	COM	713448108	1638	27276	SH		Sole
Pfizer	COM	717081103	6280	267581	SH		Sole
Potlatch Corp (New)	COM	737628107	434	11494	SH		Sole
Procter & Gamble	COM	742718109	2794	50258	SH		Sole
Rayonier Inc	COM	754907103	437	11523	SH		Sole
Royal Dutch Shell A	COM		572	8545	SH		Sole
Schering-Plough	COM	806605101	222	11642	SH		Sole
St Joe	COM	790148100	745	16000	SH		Sole
Sun Life Financial	COM	866796105	575	14399	SH		Sole
Time Warner Inc	COM	887315109	7714	445868	SH		Sole
U.S. Bancorp Del	COM	902973106	3130	101368	SH		Sole
United Technologies	COM	913017109	2851	44955	SH		Sole
Ust Inc Com	COM	902911106	497	11000	SH		Sole
Viacom Inc Cl B	COM		756	21101	SH		Sole
Walmart	COM	931142103	5074	105325	SH		Sole
Washington Post	COM	939640108	771	988	SH		Sole
Wells Fargo & Co.	COM	949746101	735	10956	SH		Sole
Wesco Financial	COM	950817106	1074	2820	SH		Sole
Weyerhaeuser Co	COM	962166104	1954	31391	SH		Sole
Wr Berkley Corp	COM	084423102	6254	183248	SH		Sole
Wyeth/Amer Home	COM	026609107	258	5806	SH		Sole
Morgan Stanley DW Adj 31	COM		284	18900	SH		Sole